SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 102	$ 142
Available-for-sale Securities, Gross unrealized/ unrecognized gains	57	105
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	159	247
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	6,423	9,018
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	114	183
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	3	6
Held-to-maturity Securities, Estimated fair value	6,534	9,195
Agency mortgage-backed:residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	94	134
Available-for-sale Securities, Gross unrealized/ unrecognized gains	2	2
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	96	136
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	2,821	3,792
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	112	180
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	2	1
Held-to-maturity Securities, Estimated fair value	2,931	3,971
FHLMC stock [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	8	8
Available-for-sale Securities, Gross unrealized/ unrecognized gains	55	103
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	63	111
Agency bonds [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	3,602	5,226
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	2	3
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	1	5
Held-to-maturity Securities, Estimated fair value	$ 3,603	$ 5,224